Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 248,214	$ 194,171
Interest-bearing deposits in banks	722,763	379,125
Total cash and cash equivalents	970,977	573,296
Securities available for sale, at fair value	1,745,004	1,805,205
Securities held to maturity, fair values of $211,498 and $199,100, respectively	205,062	192,764
Mortgage loans held for sale	267,475	153,013
Loans covered by loss share agreements	1,092,756	1,334,449
Non-covered loans, net of unearned income	7,405,824	6,053,588
Total loans, net of unearned income	8,498,580	7,388,037
Allowance for credit losses	(251,603)	(193,761)
Loans, net	8,246,977	7,194,276
FDIC loss share receivables	423,069	591,844
Premises and equipment, net	303,523	285,607
Goodwill	401,872	369,811
Other assets	565,719	592,112
Total Assets	13,129,678	11,757,928
Liabilities
Noninterest-bearing	1,967,662	1,485,058
Interest-bearing	8,780,615	7,803,955
Total deposits	10,748,277	9,289,013
Short-term borrowings	303,045	395,543
Long-term debt	423,377	452,733
Other liabilities	125,111	137,978
Total Liabilities	11,599,810	10,275,267
Shareholders' Equity
Common stock, $1 par value - 50,000,000 shares authorized; 31,917,385 and 31,163,070 shares issued, respectively	31,917	31,163
Additional paid-in capital	1,176,180	1,135,880
Retained earnings	411,472	375,184
Accumulated other comprehensive income	24,477	24,457
Treasury stock at cost - 2,427,640 and 1,789,165 shares, respectively	(114,178)	(84,023)
Total Shareholders' Equity	1,529,868	1,482,661
Total Liabilities and Shareholders' Equity	$ 13,129,678	$ 11,757,928